Subsequent Event	12 Months Ended
Dec. 31, 2025
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Subsequent Event
Subsequent Event

8. Subsequent Event

On October 31, 2025, the Company closed on the acquisition of the remaining 12% interest in The Taubman Realty Group, LLC (TRG) which it did not previously own. As a result of this acquisition, the Company obtained control of and consolidated TRG. Effective January 1, 2026, former employees of TRG who remained active and became employees of the Company began participating in the Plan.